Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash	$ 31,966	$ 45,492	$ 118,879	$ 1,751
Restricted cash	0	4,800	4,800	0
Accounts receivable, net	41,381	38,192	21,193	10,198
Related party receivables			0	1,081
Other receivables	721	3,866	7,490	9,588
Inventories	199,268	192,102	221,145	206,458
Assets held for sale, net	547	0
Current interest rate swap asset	3,920	2,877	0
Prepaid expenses and other current assets	23,519	13,394	8,538	4,422
Total current assets	301,322	300,723	382,045	233,498
Property, plant, and equipment, net	219,680	236,100	213,673	162,173
Operating lease right-of-use assets	32,971	0
Finance lease right-of-use-assets	624	0
Goodwill	29,666	154,951	109,895	87,123
Intangible assets, net	45,438	64,377	36,079	26,110
Interest rate swap asset	3,619	6,280	0
Other assets	4,701	3,464	1,806	2,783
Total assets	638,021	765,895	743,498	511,687
Current liabilities
Line of credit	114,429	144,215	87,351	162,545
Accounts payable	28,785	13,947	17,301	15,125
Accrued liabilities and other payables	34,325	24,204	25,078	13,325
Current operating lease liabilities	6,357	0
Current finance lease liabilities	286	0
Related party liabilities			0	12,215
Current maturities of long-term debt	191,580	14,909	22,964	16,298
Total current liabilities	375,762	197,275	152,694	219,508
Other long-term liabilities	1,693	6,491	2,767	1,057
Long-term debt, less current maturities	0	169,095	183,541	143,039
Long-term operating lease liabilities	27,695	0
Long-term finance lease liabilities	344	0
Interest rate swap liabilities		0	13,807	19,943
Deferred tax liability	5,698	29,979	16,752	5,687
Deferred gain	10,116	10,666	12,000	13,335
Total liabilities	421,308	413,506	381,561	402,569
Commitments and contingencies
Redeemable noncontrolling interest	262	1,663	1,682	1,382
Stockholders' equity
Preferred stock value	0	0	0	0
Common stock value	0	0	0	0
Additional paid-in capital	383,720	377,897	360,732	92,940
Treasury stock value	(26,034)	(26,034)	0
Retained earnings (accumulated deficit)	(140,601)	(571)	0	15,191
Total Vintage Wine Estates, Inc. stockholders' equity	217,085	351,292	360,732	108,131
Noncontrolling interests	(634)	(566)	(477)	(395)
Total stockholders' equity	216,451	350,726	360,255	107,736
Total liabilities, redeemable noncontrolling interest, and stockholders' equity	$ 638,021	765,895	743,498	$ 511,687
Previously Reported
Current assets:
Cash		43,692
Restricted cash		$ 6,600
Accounts receivable, net			14,639
Other receivables			$ 14,044